Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	DIGATRADE FINANCIAL CORP
Entity Central Index Key	0001369128
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2021
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021
Entity File Number	000-52145
Entity Address Address Line 1	1500 West Georgia Street
Entity Address Address Line 2	Suite 1300
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6G-2Z6